Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.7%
Long-Term Municipal Bonds – 92.1%
New York – 74.7%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2023	$1,050	$1,063,542
5.00%, 12/15/2024	855	878,434
5.00%, 12/15/2025	855	890,523
5.00%, 12/15/2026	855	898,477
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035	2,220	1,926,373
3.00%, 04/01/2036	2,000	1,698,110
3.00%, 04/01/2037	1,500	1,246,204
4.00%, 04/01/2034	725	734,530
4.00%, 04/01/2038	1,400	1,350,430
4.00%, 04/01/2039	1,400	1,330,508
4.00%, 04/01/2040	1,500	1,419,051
5.00%, 04/01/2032	2,000	2,174,546
5.00%, 04/01/2033	1,000	1,084,477
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015 5.00%, 07/01/2023	1,000	964,137
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) 5.00%, 06/01/2032(a)	375	373,315
5.75%, 06/01/2042(a)	1,855	1,878,300
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	555,099
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2036(a)	1,050	1,006,373
5.00%, 06/01/2041(a)	800	741,787
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2023	1,585	1,584,889
5.00%, 11/01/2025	1,750	1,742,600
5.25%, 11/01/2029	1,900	1,893,396
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2041	525	424,964
City of New York NY
Series 2017-1 5.00%, 08/01/2025	1,365	1,444,295
Series 2017-C 5.00%, 08/01/2023	1,075	1,087,385
5.00%, 08/01/2024	1,260	1,304,129

	Principal Amount (000)	U.S. $ Value

Series 2018-A 5.00%, 08/01/2026	$7,690	$8,315,052
Series 2018-D 5.00%, 12/01/2038	9,665	10,358,337
Series 2019-B 5.00%, 10/01/2032	4,205	4,756,451
Series 2019-H 5.00%, 01/01/2032	5,615	6,285,866
Series 2020-C 5.00%, 08/01/2034	5,000	5,633,638
5.00%, 08/01/2035	3,750	4,168,191
5.00%, 08/01/2038	4,960	5,372,546
Series 2021 1.396%, 08/01/2027	4,950	4,230,899
Series 2021-D 1.216%, 08/01/2026	6,000	5,294,083
1.623%, 08/01/2028	4,000	3,343,291
County of Albany NY Series 2020-C 5.00%, 11/01/2023	1,515	1,540,845
County of Nassau NY
Series 2014-A 5.00%, 04/01/2025 (Pre-refunded/ETM)	10,190	10,462,844
Series 2017-C 5.00%, 10/01/2026	8,920	9,653,535
5.00%, 10/01/2027	13,200	14,541,614
County of Suffolk NY Series 2022 5.00%, 09/01/2029	1,770	1,999,107
Dutchess County Local Development Corp. (Bard College)
Series 2020-A 5.00%, 07/01/2040(a)	1,900	1,827,140
Series 2020-B 5.918%, 07/01/2039(a)	4,940	4,459,980
Dutchess County Local Development Corp. (Nuvance Health Obligated Group) Series 2016-B 5.00%, 07/01/2032	4,945	5,109,860
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series A 5.25%, 06/15/2042	4,000	3,932,904
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2031	17,060	18,602,308
5.00%, 02/15/2032	5,590	6,088,723
Series 2021 4.00%, 02/15/2040	5,000	4,798,531
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b) (c)	1,250	250,000
Long Island Power Authority Series 2019-B 1.65%, 09/01/2049	9,535	9,216,060

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority
Series 2016-D 5.00%, 11/15/2027	$1,210	$1,256,910
Series 2017-B 5.00%, 11/15/2027	5,050	5,302,497
5.00%, 11/15/2028	4,020	4,196,666
Series 2017-C 5.00%, 11/15/2027	9,140	9,596,995
5.00%, 11/15/2028	7,400	7,681,307
5.00%, 11/15/2029	1,705	1,764,680
5.00%, 11/15/2031	39,900	41,196,351
Series 2020-A 5.00%, 02/01/2023	13,955	13,965,193
Series 2021 3.311% (SOFR + 0.43%), 11/01/2026(d)	1,655	1,617,616
AGM Series 2021 3.431% (SOFR + 0.55%), 11/01/2032(d)	3,000	2,965,299
3.681% (SOFR + 0.80%), 11/01/2032(d)	3,715	3,588,351
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund)
Series 2012-A 5.00%, 11/15/2024	14,130	14,135,826
Series 2017-A 5.00%, 11/15/2031	2,060	2,229,620
Series 2022-A 4.00%, 11/15/2038	11,605	11,421,222
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2024	510	523,450
5.00%, 12/01/2028	1,210	1,287,762
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	2,645	2,359,050
Monroe County Industrial Development Corp/NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	243,734
5.625%, 07/01/2042(a)	2,000	1,917,798
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	4,550	4,653,276
New York City Housing Development Corp. Series 2013-A 5.00%, 07/01/2025 (Pre-refunded/ETM)	2,000	2,020,056
New York City Municipal Water Finance Authority
Series 2014-D 5.00%, 06/15/2029	3,000	3,095,391
Series 2015-F 5.00%, 06/15/2028	1,845	1,947,078
Series 2015-G 5.00%, 06/15/2028	11,465	12,099,319
Series 2017 5.00%, 06/15/2038	3,725	3,943,907

	Principal Amount (000)	U.S. $ Value

Series 2017-E 5.00%, 06/15/2037	$1,795	$1,905,620
Series 2018-AA 5.00%, 06/15/2024	8,280	8,546,858
Series 2019-F 5.00%, 06/15/2040	6,190	6,634,631
Series 2021-B 4.00%, 06/15/2039	2,000	1,956,038
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	2,065	2,300,654
5.00%, 07/15/2032	16,090	17,848,764
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014-A 5.00%, 08/01/2027	1,655	1,707,524
5.00%, 08/01/2029	5,000	5,157,123
Series 2014-C 5.00%, 11/01/2026	6,345	6,513,913
Series 2014-D1 5.00%, 02/01/2028	7,110	7,258,005
5.00%, 02/01/2029	2,425	2,475,221
Series 2015-C 5.00%, 11/01/2026	20,000	21,029,760
Series 2016-B 5.00%, 08/01/2031	2,200	2,363,238
Series 2017-F 5.00%, 05/01/2032	1,220	1,327,967
Series 2020 4.00%, 05/01/2037	3,065	3,024,914
5.00%, 11/01/2027	2,580	2,856,336
Series 2021-A 5.00%, 11/01/2023 (Pre-refunded/ETM)	185	187,974
5.00%, 11/01/2023	6,585	6,700,045
Series 2022 4.00%, 02/01/2040	2,220	2,146,327
4.00%, 02/01/2041	14,250	13,644,163
Series 2022-F 4.00%, 02/01/2038	1,000	976,816
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	17,915,570
2.625%, 09/15/2069	22,240	19,822,063
2.80%, 09/15/2069	6,470	5,789,665
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	15,515,302
New York State Dormitory Authority
Series 2014 5.00%, 02/15/2029 (Pre-refunded/ETM)	40	40,951
Series 2015-E 5.00%, 03/15/2023 (Pre-refunded/ETM)	4,380	4,397,144
Series 2017 5.00%, 02/15/2025 (Pre-refunded/ETM)	2,775	2,907,721
Series 2020-A 5.00%, 03/15/2024 (Pre-refunded/ETM)	6,475	6,652,796

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority Series 2021 1.187%, 03/15/2026 (Pre-refunded/ETM)	$5,500	$4,903,402
New York State Dormitory Authority AGM Series 2020 5.00%, 10/01/2026 (Pre-refunded/ETM)	5	5,419
5.00%, 10/01/2029 (Pre-refunded/ETM)	5	5,606
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	817,412
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2023(a)	1,400	1,411,924
5.00%, 12/01/2024(a)	1,700	1,725,668
5.00%, 12/01/2026(a)	1,500	1,538,132
5.00%, 12/01/2034(a)	2,700	2,695,540
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,920,484
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2024	555	566,137
5.00%, 07/01/2026	620	650,459
5.00%, 07/01/2027	325	344,554
5.00%, 07/01/2029	500	539,004
5.00%, 07/01/2030	300	325,588
5.00%, 07/01/2031	320	349,124
5.00%, 07/01/2032	280	306,378
New York State Dormitory Authority (New York State Dormitory Authority Lease) AGM Series 2020 5.00%, 10/01/2026	3,045	3,299,927
5.00%, 10/01/2029	2,130	2,369,467
New York State Dormitory Authority (New York State Sales Tax) Series 2015-A 5.00%, 03/15/2023	2,215	2,224,274
New York State Dormitory Authority (New York University) Series 2015-A 5.00%, 07/01/2023	2,040	2,061,023
Series 2019-A 5.00%, 07/01/2032	2,975	3,380,324
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,413,669
4.00%, 05/01/2040	6,000	5,749,097

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2023	$1,000	$1,009,082
5.00%, 07/01/2026	1,000	1,080,200
New York State Dormitory Authority (St. John’s University/NY)
Series 2015-A 5.00%, 07/01/2024	1,130	1,161,793
Series 2021-A 4.00%, 07/01/2031	1,400	1,488,154
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014 5.00%, 02/15/2029	11,385	11,645,095
Series 2014-A 5.00%, 02/15/2028	2,400	2,455,095
Series 2014-C 5.00%, 03/15/2028	12,485	12,794,563
5.00%, 03/15/2029	2,010	2,059,598
Series 2015-B 5.00%, 02/15/2023	1,160	1,162,780
Series 2020-D 5.00%, 02/15/2034	9,425	10,633,390
Series 2021-A 5.00%, 03/15/2036	3,775	4,194,159
Series 2022-A 4.00%, 03/15/2042	10,000	9,583,746
AMBAC Series 2005-B 5.50%, 03/15/2023	5,000	5,025,797
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	1,000	1,019,580
5.00%, 07/01/2039	1,500	1,515,120
5.00%, 07/01/2042	1,630	1,623,789
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	491,760
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014-J 5.00%, 01/01/2026	18,900	19,255,588
5.00%, 01/01/2027	15,000	15,279,262
Series 2014-K 5.00%, 01/01/2026	1,310	1,366,406
5.00%, 01/01/2028	3,035	3,162,683
Series 2019-M 2.90%, 01/01/2035	8,775	7,200,629
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	7,952,206
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2016-A 5.00%, 03/15/2028	5,010	5,358,690
Series 2020-A 4.00%, 03/15/2038	4,350	4,272,436

	Principal Amount (000)	U.S. $ Value

Series 2020-E 4.00%, 03/15/2043	$4,650	$4,397,783
Series 2022 5.00%, 09/15/2029	6,830	7,808,076
New York State Urban Development Corp. (State of New York Sales Tax Revenue) Series 2021-A 5.00%, 03/15/2036	4,000	4,477,016
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016 5.00%, 08/01/2026	1,395	1,394,899
Series 2021 2.25%, 08/01/2026	1,625	1,500,453
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	2,165	2,200,978
5.00%, 01/01/2030	24,445	24,909,164
5.00%, 01/01/2032	2,355	2,388,103
5.00%, 01/01/2036	2,000	1,983,786
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2034	500	478,203
4.00%, 10/31/2041	2,075	1,820,986
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2027	2,210	2,323,409
5.00%, 12/01/2030	1,010	1,075,122
5.00%, 12/01/2031	400	424,772
5.00%, 12/01/2032	1,035	1,094,903
5.00%, 12/01/2036	1,050	1,079,885
Series 2022 4.00%, 12/01/2042	1,000	886,254
5.00%, 12/01/2031	2,005	2,142,241
5.00%, 12/01/2039	2,765	2,819,870
5.00%, 12/01/2040	2,635	2,672,811
5.00%, 12/01/2041	3,670	3,703,636
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.25%, 01/01/2050	2,535	2,463,429
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2023	1,050	1,050,000
Niagara Area Development Corp. (Covanta Holding Corp.)
Series 2018-A 4.75%, 11/01/2042(a)	1,000	885,781
Series 2018-B 3.50%, 11/01/2024(a)	3,400	3,310,194
Niagara Falls City School District Series 2016 5.00%, 06/15/2024	4,055	4,154,292
5.00%, 06/15/2025	3,660	3,818,254

	Principal Amount (000)	U.S. $ Value

Onondaga Civic Development Corp. (Le Moyne College) Onondaga Civic Development Corp. Series 2022 4.00%, 07/01/2034	$300	$288,498
4.00%, 07/01/2036	350	327,873
4.00%, 07/01/2039	450	406,626
Port Authority of New York & New Jersey
Series 2013-178 5.00%, 12/01/2023	10,480	10,608,548
Series 2014 5.00%, 09/01/2023	5,080	5,124,128
5.00%, 09/01/2027	7,500	7,657,711
Series 2014-1 5.00%, 10/15/2023	3,455	3,490,880
Series 2015 5.00%, 10/15/2023	5,850	5,910,752
5.00%, 10/15/2026	8,405	8,734,646
Series 2017 5.00%, 10/15/2028	6,925	7,358,272
Series 2018-2 5.00%, 09/15/2025	3,040	3,166,488
5.00%, 09/15/2027	9,340	9,991,358
Series 2019 5.00%, 11/01/2035	3,135	3,326,242
5.00%, 11/01/2036	5,365	5,659,323
Series 2020-2 5.00%, 07/15/2033	3,000	3,250,968
5.00%, 07/15/2034	10,195	10,979,876
5.00%, 07/15/2035	5,095	5,444,747
Series 2021-2 5.00%, 10/15/2023	2,750	2,778,558
Sales Tax Asset Receivable Corp. Series 2014-A 5.00%, 10/15/2025 (Pre-refunded/ETM)	6,075	6,310,218
5.00%, 10/15/2026 (Pre-refunded/ETM)	7,065	7,338,550
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2029	500	512,238
5.00%, 12/01/2034	1,000	1,011,598
Suffolk Tobacco Asset Securitization Corp. Series 2021 0.45%, 06/01/2031	410	404,095
4.00%, 06/01/2035	2,300	2,201,581
4.00%, 06/01/2036	2,425	2,287,522
4.00%, 06/01/2037	1,170	1,086,090
4.00%, 06/01/2050	2,500	2,407,147
5.00%, 06/01/2034	2,275	2,400,779
Town of Oyster Bay NY Series 2018 5.00%, 02/15/2023	2,185	2,189,224
Triborough Bridge & Tunnel Authority
Series 2012-B 5.00%, 11/15/2023	18,000	18,027,508
Series 2013-A 5.00%, 11/15/2028	5,000	5,032,451
Series 2021-A 5.00%, 11/01/2025	2,505	2,665,378
Series 2021-B 3.261% (SOFR + 0.38%), 01/01/2032(d)	5,040	4,980,723

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)
Series 2021 5.00%, 05/15/2050	$15,035	$15,983,681
Series 2021-A 2.00%, 05/15/2045	9,185	8,987,725
2.511%, 05/15/2035	10,000	7,564,299
Series 2021-C 5.00%, 05/15/2039	5,000	5,492,708
Series 2022 5.00%, 05/15/2030	2,500	2,880,516
5.00%, 05/15/2032	5,000	5,908,015
5.00%, 05/15/2033	1,000	1,180,337
5.00%, 05/15/2034	1,590	1,858,558
5.00%, 05/15/2035	1,000	1,149,928
5.00%, 05/15/2036	1,000	1,132,838
5.00%, 05/15/2041	1,750	1,905,212
Series 2022-A 5.00%, 08/15/2024	20,000	20,668,038
Series 2022-E 3.931% (SOFR + 1.05%), 04/01/2026(d)	7,500	7,555,033
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031	2,570	2,807,821
5.00%, 09/01/2032	3,460	3,765,998
5.00%, 09/01/2033	2,365	2,562,922
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.)
Series 2016-A 5.00%, 12/01/2026	7,175	7,745,537
Series 2020 5.00%, 12/01/2031	1,800	2,046,909
5.00%, 12/01/2032	2,000	2,268,556
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,160	1,188,733
TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2023	1,000	1,006,667
Utility Debt Securitization Authority Series 2013-T 5.00%, 06/15/2026	2,800	2,854,222
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	520	531,683
5.00%, 01/01/2032	520	525,988
5.00%, 01/01/2037	530	524,798
5.00%, 01/01/2041	720	699,692

		1,052,365,659

	Principal Amount (000)	U.S. $ Value

Alabama – 0.7%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	$10,000	$9,984,307

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,055	1,134,269

Colorado – 1.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	2,425	2,384,468
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series A 5.00%, 08/01/2030	3,280	3,497,755
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	5,265	5,606,564
5.00%, 08/01/2033	2,750	2,914,330
5.00%, 08/01/2034	4,000	4,217,537
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	160	163,545

		18,784,199

Connecticut – 1.8%
State of Connecticut
Series 2018-B 5.00%, 04/15/2025	14,565	15,309,871
Series 2018-C 5.00%, 06/15/2027	4,690	5,135,198
Series 2018-F 5.00%, 09/15/2027	4,025	4,426,817

		24,871,886

Florida – 0.1%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	100	68,982
Zero Coupon, 10/01/2032	100	62,246
Zero Coupon, 10/01/2033	100	58,762
Zero Coupon, 10/01/2034	110	60,737
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2026	1,000	1,029,242

		1,279,969

	Principal Amount (000)	U.S. $ Value

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2031	$905	$975,595
5.00%, 01/01/2032	565	606,460
5.00%, 01/01/2035	1,185	1,229,423

		2,811,478

Guam – 1.9%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	665	576,331
3.189%, 10/01/2029	550	465,591
3.339%, 10/01/2030	450	374,342
Series 2023 5.125%, 10/01/2034(e)	250	245,722
5.25%, 10/01/2031(e)	1,025	1,037,270
5.25%, 10/01/2035(e)	265	259,813
5.375%, 10/01/2033(e)	525	529,781
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028	1,250	1,291,876
5.00%, 07/01/2030	1,000	1,032,575
5.00%, 07/01/2031	2,000	2,063,292
Guam Power Authority Series 2017-A 5.00%, 10/01/2025	2,980	3,091,128
5.00%, 10/01/2026	1,225	1,285,144
5.00%, 10/01/2027	1,230	1,301,580
Series 2022-A 5.00%, 10/01/2023	1,250	1,261,482
Territory of Guam
Series 2019 5.00%, 11/15/2031	250	263,139
Series A 5.00%, 12/01/2026	1,150	1,195,595
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	620	643,268
5.00%, 12/01/2030	1,000	1,036,588
5.00%, 12/01/2032	925	954,614
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2015-D 5.00%, 11/15/2023	1,865	1,879,494
5.00%, 11/15/2025	1,555	1,601,743
5.00%, 11/15/2031	3,730	3,824,338
Series 2021-F 5.00%, 01/01/2030	1,000	1,063,358

		27,278,064

Illinois – 3.0%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2023	8,160	8,237,598

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	$130	$130,623
5.00%, 09/01/2027	145	149,604
5.00%, 09/01/2029	225	233,347
5.00%, 09/01/2032	365	374,863
5.00%, 09/01/2033	200	204,500
5.00%, 09/01/2034	100	101,756
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2028	2,000	2,059,893
State of Illinois
Series 2012 5.00%, 08/01/2023	3,370	3,395,367
Series 2013 5.50%, 07/01/2025	7,435	7,499,371
Series 2017-A 5.00%, 12/01/2024	2,105	2,145,947
Series 2017-D 5.00%, 11/01/2023	7,505	7,582,865
5.00%, 11/01/2024	5,605	5,711,302
Series 2018-A 5.00%, 10/01/2024	2,910	2,963,714
Series 2018-B 5.00%, 05/01/2024	1,405	1,426,694

		42,217,444

Indiana – 0.1%
City of Fort Wayne IN (Do Good Foods Fort Wayne, LLC Obligated Group) 9.00%, 12/01/2044(a)	1,000	982,986
10.75%, 12/01/2029	135	132,973

		1,115,959

Kentucky – 0.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026	350	364,230
5.00%, 02/01/2027	375	394,773
5.00%, 02/01/2030	210	226,793
5.00%, 02/01/2031	275	291,919
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033	1,000	1,059,757
5.00%, 08/01/2034	1,635	1,723,918
5.00%, 08/01/2035	555	581,486

		4,642,876

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	240	245,600
6.10%, 06/01/2038(a)	345	366,264
6.10%, 12/01/2040(a)	460	488,351

		1,100,215

	Principal Amount (000)	U.S. $ Value

Michigan – 1.2%
City of Detroit MI Series 2018 5.00%, 04/01/2029	$250	$258,262
5.00%, 04/01/2032	1,005	1,032,964
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	8,913,210
5.00%, 12/31/2030	4,000	4,144,489
5.00%, 06/30/2032	1,690	1,744,871

		16,093,796

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	120	121,681
5.75%, 03/01/2027	275	280,101

		401,782

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(a)	260	252,154
2.75%, 06/15/2028(a)	715	638,151

		890,305

New Jersey – 2.8%
New Jersey Economic Development Authority Series 2013 5.00%, 03/01/2028 (Pre-refunded/ETM)	1,445	1,449,184
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016 5.00%, 06/15/2024	5,090	5,224,814
5.00%, 06/15/2027	5,000	5,281,576
Series 2018-A 5.00%, 06/15/2028	11,680	12,316,277
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2018-A 5.00%, 12/15/2030	3,360	3,639,842
Series 2019-B 5.00%, 06/15/2030	1,500	1,625,162
5.00%, 06/15/2034	2,360	2,507,579
Series 2019-BB1 5.00%, 06/15/2034	2,900	3,081,347
AMBAC Series 2005-B 5.25%, 12/15/2023	4,700	4,785,103

		39,910,884

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.3%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2023	$1,690	$1,699,996
5.00%, 07/01/2024	2,085	2,125,318

		3,825,314

Puerto Rico – 1.2%
Commonwealth of Puerto Rico
Series 2021-A Zero Coupon, 07/01/2024	959	888,591
Zero Coupon, 07/01/2033	2,420	1,308,157
4.00%, 07/01/2033	675	585,265
5.25%, 07/01/2023	465	464,985
5.375%, 07/01/2025	870	876,558
5.625%, 07/01/2027	3,150	3,209,432
5.625%, 07/01/2029	1,070	1,094,838
5.75%, 07/01/2031	285	294,681
HTA HRRB Custodial Trust 5.25%, 07/01/2036	1,515	1,505,448
5.50%, 07/01/2031	1,000	1,020,361
HTA TRRB Custodial Trust 5.25%, 07/01/2034	1,580	1,571,179
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,330	1,305,560
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,390	1,385,289
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	1,406	1,311,543

		16,821,887

South Carolina – 0.3%
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2038	2,125	2,011,470
5.00%, 12/01/2040	2,500	2,597,206

		4,608,676

Tennessee – 0.6%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	1,500	1,597,312
5.00%, 08/01/2033	1,000	1,059,756
5.00%, 08/01/2034	1,000	1,054,384
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	4,735	4,803,968

		8,515,420

	Principal Amount (000)	U.S. $ Value

Texas – 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	$1,750	$1,774,479
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,540	4,367,400

		6,141,879

Washington – 0.6%
Washington Health Care Facilities Authority (CommonSpirit Health)
Series 2019-A 5.00%, 08/01/2032	2,165	2,300,443
5.00%, 08/01/2033	2,595	2,750,068
5.00%, 08/01/2034	2,520	2,657,048
Washington State Housing Finance Commission
Series 2021-1, Class A 3.50%, 12/20/2035	977	860,890
Series 2021-1, Class X 0.725%, 12/20/2035(f)	977	48,491

		8,616,940

Wisconsin – 0.3%
UMA Education, Inc.
Series 2019 5.00%, 10/01/2023(a)	260	260,769
5.00%, 10/01/2025(a)	995	1,001,251
5.00%, 10/01/2026(a)	1,050	1,055,966
5.00%, 10/01/2027(a)	1,090	1,094,938
5.00%, 10/01/2028(a)	900	902,157
5.00%, 10/01/2029(a)	275	274,823

		4,589,904

Total Long-Term Municipal Bonds (cost $1,367,547,731)		1,298,003,112

Short-Term Municipal Notes – 4.6%
New York – 4.4%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 3.58%, 04/01/2045(g)	1,745	1,745,000
City of New York NY Series 2008-L 3.63%, 04/01/2038(g)	530	530,000

	Principal Amount (000)	U.S. $ Value

Series 2009-B 3.57%, 09/01/2027(g)	$5,850	$5,850,000
Series 2016 3.58%, 08/01/2044(g)	8,995	8,995,000
Dutchess County Industrial Development Agency (Marist College) Series 2008 3.60%, 07/01/2038(g)	1,230	1,230,000
New York City Health and Hospitals Corp.
Series 2008-B 3.68%, 02/15/2031(g)	10,000	10,000,000
Series 2008-E 3.59%, 02/15/2026(g)	2,520	2,520,000
New York City Health and Hospitals Corp. (HHC Capital Corp.) Series 2008-C 3.58%, 02/15/2031(g)	2,000	2,000,000
New York City Housing Development Corp. Series 2008 3.63%, 04/15/2035(g)	4,100	4,100,000
New York City Housing Development Corp. (Queenswood Apartments LP) Series 2001-A 3.63%, 04/01/2031(g)	1,200	1,200,000
New York State Dormitory Authority (Royal Charter Properties-East, Inc.) Series 2008 3.63%, 11/15/2036(g)	2,290	2,290,000
New York State Housing Finance Agency Series 2006 3.63%, 11/15/2036(g)	6,000	6,000,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2012 3.61%, 05/01/2044(g)	3,140	3,140,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 3.63%, 05/01/2035(g)	2,100	2,100,000
Triborough Bridge & Tunnel Authority Series 2018-C 3.50%, 01/01/2032(g)	6,975	6,975,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 3.58%, 07/01/2032(g)	2,695	2,695,000

		61,370,000

Ohio – 0.2%
State of Ohio Series 2004 3.70%, 02/01/2023(g)	3,020	3,020,000

Total Short-Term Municipal Notes (cost $64,390,000)		64,390,000

Total Municipal Obligations (cost $1,431,937,731)		1,362,393,112

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.1%
United States – 0.1%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $2,480,668)	$2,377	$2,202,439

CORPORATES - INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Consumer Cyclical - Automotive – 0.1%
General Motors Financial Co., Inc. 4.938% (SOFR + 1.30%), 04/07/2025(d) (cost $2,000,000)	2,000	1,948,720

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
United States – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2023(d)	128	129,846
Series 2014-DN3, Class M3 8.389% (LIBOR 1 Month + 4.00%), 08/25/2024(d)	94	94,252
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 2M2 7.289% (LIBOR 1 Month + 2.90%), 07/25/2024(d)	89	88,842
Series 2015-C02, Class 1M2 8.389% (LIBOR 1 Month + 4.00%), 05/25/2025(d)	93	93,454
Series 2016-C01, Class 1M2 11.139% (LIBOR 1 Month + 6.75%), 08/25/2028(d)	221	230,965
Series 2016-C02, Class 1M2 10.389% (LIBOR 1 Month + 6.00%), 09/25/2028(d)	50	51,829
Series 2016-C03, Class 1M2 9.689% (LIBOR 1 Month + 5.30%), 10/25/2028(d)	88	90,575

Total Collateralized Mortgage Obligations (cost $764,556)		779,763

Total Investments – 97.0% (cost $1,437,182,955)(i)		1,367,324,034
Other assets less liabilities – 3.0%		42,381,134

Net Assets – 100.0%		$1,409,705,168

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	7,130	01/15/2025	2.565%	CPI#	Maturity	$623,263	$—	$623,263
USD	4,070	01/15/2025	4.028%	CPI#	Maturity	115,883	—	115,883
USD	3,565	01/15/2025	2.585%	CPI#	Maturity	308,818	—	308,818
USD	3,565	01/15/2025	2.613%	CPI#	Maturity	304,947	—	304,947
USD	16,830	01/15/2026	CPI#	3.720%	Maturity	(477,390)	—	(477,390)
USD	10,700	01/15/2027	CPI#	3.466%	Maturity	(334,039)	(11,768)	(322,271)
USD	10,500	01/15/2027	CPI#	3.320%	Maturity	(420,920)	—	(420,920)
USD	8,430	01/15/2027	CPI#	3.323%	Maturity	(336,408)	—	(336,408)
USD	27,600	01/15/2028	1.230%	CPI#	Maturity	4,773,640	—	4,773,640
USD	23,260	01/15/2028	0.735%	CPI#	Maturity	4,841,148	—	4,841,148
USD	27,050	01/15/2029	CPI#	3.290%	Maturity	(720,145)	—	(720,145)
USD	10,810	01/15/2029	CPI#	3.735%	Maturity	105,666	—	105,666
USD	4,375	01/15/2030	1.572%	CPI#	Maturity	715,482	—	715,482
USD	4,375	01/15/2030	1.587%	CPI#	Maturity	709,609	—	709,609
USD	6,400	01/15/2031	2.782%	CPI#	Maturity	393,895	—	393,895
USD	5,830	01/15/2031	2.680%	CPI#	Maturity	415,760	—	415,760
USD	5,150	01/15/2031	2.989%	CPI#	Maturity	213,736	—	213,736
USD	5,600	01/15/2032	CPI#	3.064%	Maturity	(160,118)	—	(160,118)
USD	5,400	04/15/2032	CPI#	2.909%	Maturity	(223,818)	—	(223,818)

						$10,849,009	$(11,768)	$10,860,777

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,173,316)	$—	$(1,173,316)
USD	43,200	04/15/2032	2.569%	1 Day SOFR	Annual	3,294,405	—	3,294,405
USD	15,000	04/15/2032	3.120%	1 Day SOFR	Annual	538,285	—	538,285
USD	13,400	04/15/2032	1.280%	1 Day SOFR	Annual	2,493,440	—	2,493,440
USD	13,200	04/15/2032	2.632%	1 Day SOFR	Annual	935,660	—	935,660
USD	5,000	04/15/2032	3.082%	1 Day SOFR	Annual	181,296	—	181,296
USD	1,400	04/15/2032	3.069%	1 Day SOFR	Annual	52,229	—	52,229

						$6,321,999	$—	$6,321,999

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	107	$(26,193)	$(9,940)	$(16,253)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	355	(86,793)	(42,492)	(44,301)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,735)	(2,723)	(3,012)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	59	(14,414)	(5,520)	(8,894)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	724	(176,995)	(83,478)	(93,517)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	729	(178,390)	(68,403)	(109,987)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,099	(268,748)	(100,404)	(168,344)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	137	(33,477)	(16,321)	(17,156)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	952	(232,945)	(84,472)	(148,473)

						$(1,023,690)	$(413,753)	$(609,937)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	$2,087,990	$—	$2,087,990

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $38,386,305 or 2.7% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,250,353	$250,000	0.02%

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(e)	When-Issued or delayed delivery security.
(f)	IO - Interest Only.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,344,303 and gross unrealized depreciation of investments was $(76,542,395), resulting in net unrealized depreciation of $(51,198,092).

As of December 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,297,753,112	$250,000	$1,298,003,112
Short-Term Municipal Notes	—	64,390,000	—	64,390,000
Governments - Treasuries	—	2,202,439	—	2,202,439
Corporates - Investment Grade	—	1,948,720	—	1,948,720
Collateralized Mortgage Obligations	—	779,763	—	779,763

Total Investments in Securities	—	1,367,074,034	250,000	1,367,324,034
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	13,521,847	—	13,521,847
Centrally Cleared Interest Rate Swaps	—	7,495,315	—	7,495,315
Interest Rate Swaps	—	2,087,990	—	2,087,990
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,672,838)	—	(2,672,838)
Centrally Cleared Interest Rate Swaps	—	(1,173,316)	—	(1,173,316)
Credit Default Swaps	—	(1,023,690)	—	(1,023,690)

Total	$—	$1,385,309,342	$250,000	$1,385,559,342

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.